Financial Assets and Liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Oct. 31, 2019	Sep. 19, 2019	Aug. 01, 2019	Jan. 14, 2019	Jun. 29, 2018	Mar. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Gain (loss) recognized in comprehensive income, for change in fair value of financial assets	$ 200,000	$ (400,000)	$ (400)
Borrowings	94,245,000	89,478,000
Remeasurement of borrowing arrangements within finance gains	5,225,000	607,000	$ (376,000)
Current liability	94,273,000	90,143,000
Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	52,864,000	49,900,000
Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	52,631,000	$ 49,414,000
Hercules Capital, Inc.
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, maturity		March 2022
Interest payable	2,200,000
Remeasurement of borrowing arrangements within finance gains	$ 400,000	$ 1,300,000
Hercules Capital, Inc. | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount									$ 75,000,000.0
Borrowings, maturity	March 2022	March 2022
Principal repayment date	2022-03
Borrowings, interest rate	9.45%		10.45%	9.70%	9.95%	10.20%
Hercules Capital, Inc. | Floating Interest Rate | Terms of Loan Agreement
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate	9.70%
Interest payable	$ 2,200,000
Hercules Capital, Inc. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	50,000,000.0	$ 50,000,000.0
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings									35,000,000.0
Hercules Capital, Inc. | Tranche Two | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings							$ 15,000,000.0		$ 15,000,000.0
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains	$ 4,800,000	700,000
Description of repayment of borrowings	If there are no net sales of remestemcel-L for pediatric SR-aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of remestemcel-L for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Remeasurement of borrowing arrangements	$ 4,800,000
Remeasurement of borrowing arrangements within finance gains (Loss)		$ 700,000
Current liability	300,000
Loan administration fee payable, current	$ 400,000
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount								$ 40,000,000.0
Borrowings, maturity	July 2026
Borrowings, interest rate								15.00%
Borrowings, interest rate basis	There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings								$ 30,000,000.0
Top of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period	60 days